Short-Term Borrowings (Tables)	12 Months Ended
Aug. 31, 2020
Short-Term Borrowings [Abstract]
Reconciliation of Accounts Receivable Securitization

	2020	2019
	$	$
Accounts receivable securitization program, beginning of period	40	40
Proceeds received from accounts receivable securitization	160	–
Repayment of accounts receivable securitization	–	–
Accounts receivable securitization program, end of period	200	40

Summary of Accounts Receivable Securitization
	2020	2019
	$	$
Trade accounts receivable sold to buyer as security	446	434
Short-term borrowings from buyer	(200)	(40)
Overcollateralization	246	394